Financial instruments fair value disclosures- Summary of Changes In Significant Unobservable Inputs Under Valuation Model Used In Level Fair Value Measurement (Detail) - Provision for Astra Zeneca deferred contingent cash consideration [member] - Discounted cash flow model [member] - GBP (£)
	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Weighted average cost of capital [member]
Disclosure of significant unobservable inputs used in fair value measurement [line items]
Weighted average cost of capital	15.00%	15.00%
Percentage of increase decrease in sensitivity analysis affecting input to fair value	1.00%	1.00%
Increase decrease in sensitivity analysis affecting input to fair value	£ 21,000	£ 31,000
Probability of success [member]
Disclosure of significant unobservable inputs used in fair value measurement [line items]
Percentage of increase decrease in sensitivity analysis affecting input to fair value	10.00%	10.00%
Increase decrease in sensitivity analysis affecting input to fair value	£ 500,000	£ 500,000
Bottom of range [member] | Probability of success [member]
Disclosure of significant unobservable inputs used in fair value measurement [line items]
Probability of success	40.60%	40.60%
Top of range [member] | Probability of success [member]
Disclosure of significant unobservable inputs used in fair value measurement [line items]
Probability of success	81.20%	81.20%